Subsequent Events - Additional Information (Detail) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings, classified as financing activities			$ 95,000	$ 225,000	$ 147,798
Increase (decrease) in cash and cash equivalents			$ 46,681	$ (36,774)	$ (55,583)
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Non-vested stock, number of awards approved | shares		2
Non-vested stock, grant | shares		50,381
Estimated fair vaule	$ 5,400	$ 5,400
Estimated compensation cost for next year		$ 2,500
Non-vested stock, vesting period		Vest over a period of three years
Coronavirus 2019 COVID19 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Asumption of decrease in turnover of future sales, percent			80.00%
Proceeds from borrowings, classified as financing activities	700,000
Increase (decrease) in cash and cash equivalents	1,000,000
Decrease In Cash Outflows	70,000	$ 70,000
Coronavirus 2019 COVID19 [Member] | MediumTerm Liquidity Facilities [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowing Facilities			$ 300,000
Coronavirus 2019 COVID19 [Member] | Lines of credit [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings, classified as financing activities	300,000
Coronavirus 2019 COVID19 [Member] | Refinancing [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings, classified as financing activities	$ 400,000